Nature of Operations (Details) - Soto Norte		12 Months Ended
	Apr. 12, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Ownership Interest	20.00%	20.00%	20.00%
Additional interest in associate		0.30
Top of range
Disclosure of operating segments [line items]
Additional interest in associate		0.50